As filed with the Securities and Exchange Commission on October 30, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Brookfield Total Return Fund Inc.
(Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

855-777-8001
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

	Interest Rate	Maturity	Principal Amount (000s)	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS – 5.3%
U.S. Government Agency Collateralized Mortgage Obligations – 0.1%
Federal National Mortgage Association
Series 1997-79, Class PL 1	6.85%	12/18/27	$244	$276,266
Total U.S. Government Agency Collateralized Mortgage Obligations				276,266
U.S. Government Agency Pass-Through Certificates – 5.2%
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation TBA	4.00	TBA	4,000	4,230,900
Pool Q03049 1	4.50	08/01/41	2,577	2,805,703
Pool C69047 1	7.00	6/1/1932	355	407,425
Pool C53494 1	7.50	06/01/31	44	45,255
Pool C56878 1	8.00	08/01/31	100	108,704
Pool C58516 1	8.00	09/01/31	40	40,816
Pool C59641 1	8.00	10/01/31	214	250,754
Pool C55166 1	8.50	07/01/31	103	111,671
Pool C55167 1	8.50	07/01/31	65	68,260
Pool C55169 1	8.50	07/01/31	62	64,447
Pool G01466 1	9.50	12/01/22	386	425,621
Pool 555559 1	10.00	03/01/21	83	90,365
Pool 555538 1	10.00	03/01/21	123	132,622
Federal National Mortgage Association
Pool 753914 1	5.50	12/01/33	1,083	1,215,738
Pool 761836 1	6.00	06/01/33	569	645,288
Pool 948362 1	6.50	08/01/37	203	219,140
Pool 555933 1	7.00	06/01/32	1,727	2,020,571
Pool 645912 1	7.00	06/01/32	346	395,070
Pool 645913 1	7.00	06/01/32	586	678,403
Pool 650131 1	7.00	07/01/32	508	587,383
Pool 789284 1	7.50	05/01/17	22	21,808
Pool 827853 1	7.50	10/01/29	34	34,308
Pool 545990 1	7.50	04/01/31	642	736,311
Pool 255053 1	7.50	12/01/33	134	155,662
Pool 735576 1	7.50	11/01/34	792	957,632
Pool 896391 1	7.50	06/01/36	331	385,882
Pool 735800 1	8.00	01/01/35	492	597,960
Pool 636449 1	8.50	04/01/32	404	487,788
Pool 458132 1	8.97	03/15/31	752	878,463
Pool 852865 1	9.00	07/01/20	467	520,326
Pool 545436 1	9.00	10/01/31	310	383,849
Total U.S. Government Agency Pass-Through Certificates				19,704,125
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $18,633,780)				19,980,391
ASSET-BACKED SECURITIES – 4.9%
Housing Related Asset-Backed Securities – 4.9%
ACE Securities Corporation Manufactured Housing Trust
Series 2003-MH1, Class A4 2,3	6.50	08/15/30	1,658	1,754,678
Bayview Opportunity Master Fund IIa Trust
Series 2012-4NR2, Class A 1,2,3,4	3.95	01/28/34	1,867	1,881,928
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	281	310,689
Conseco Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,109	1,193,215
Series 1997-7, Class A7	6.96	07/15/28	974	1,018,735
Series 1997-2, Class A6	7.24	06/15/28	113	117,896
Series 1997-6, Class A9	7.55	01/15/29	924	982,757
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A5	5.87	04/15/40	212	229,456
Series 2001-B, Class A6	6.47	04/15/40	184	200,985
Mid-State Capital Corp.
Series 2004-1, Class M1	6.50	08/15/37	4,482	4,808,341
Series 2004-1, Class M2 5 (Acquired 07/01/04, Cost $3,903,601, 1.1%)	8.11	08/15/37	3,693	4,261,637
Origen Manufactured Housing Contract Trust
Series 2005-B, Class A4	5.91	01/15/37	1,668	1,768,115
Total Housing Related Asset-Backed Securities				18,528,432
TOTAL ASSET-BACKED SECURITIES (Cost $18,095,727)				18,528,432

RESIDENTIAL MORTGAGE RELATED HOLDINGS – 48.3%
Non-Agency Mortgage-Backed Securities – 48.3%
Alternative Loan Trust
Series 2007-OA3, Class 1A1 4,6	0.29	04/25/47	7,564	6,482,840
Series 2006-OA10, Class 3A1 1,4,6	0.34	08/25/46	7,640	5,874,708
Series 2005-51, Class 4A1 4,6	0.47	11/20/35	5,635	4,628,589
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,030	884,206
Series 2006-29T1, Class 2A5	6.00	10/25/36	3,821	3,429,944
Series 2006-41CB, Class 2A17	6.00	01/25/37	1,671	1,473,620
Series 2006-29T1, Class 3A3 6,7	76.84	10/25/36	1,085	3,508,077
Series 2007-12T1, Class A22	5.75	06/25/37	4,273	3,589,069
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 4,6	0.30	12/25/36	2,350	1,865,959
Banc of America Funding Corp.
Series 2003-3, Class B4 5 (Acquired 01/28/04, Cost $196,220, 0.0%)	5.48	10/25/33	218	73,358
Series 2003-3, Class B5 5 (Acquired 01/28/04, Cost $124,129, 0.0%)	5.48	10/25/33	165	38,781
BCAP LLC Trust
Series 2009-RR13, Class 18A2 2,3	5.78	07/26/37	2,054	1,900,973
BNC Mortgage Loan Trust
Series 2007-2, Class A5 4,6	0.46	05/25/37	6,379	4,663,535
Citicorp Mortgage Securities Trust
Series 2006-3, Class 1A4	6.00	06/25/36	2,160	2,242,127
Citigroup Mortgage Loan Trust
Series 2009-11, Class 8A2 2,3,6	2.21	04/25/45	3,244	2,723,822
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 5 (Acquired 09/13/07, Cost $76,754, 0.0%)	5.24	01/25/34	305	48,345
Series 2007-5, Class A29	5.50	05/25/37	853	823,911
Series 2006-21, Class A11	5.75	02/25/37	2,747	2,605,425
Series 2004-21, Class A10	6.00	11/25/34	367	388,429
Series 2007-18, Class 1A1	6.00	11/25/37	797	733,309
Series 2006-14, Class A4	6.25	09/25/36	5,318	4,947,511
CSMC
Series 2010-19R, Class 5A4 2,3	3.25	08/27/36	7,280	6,879,622
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A 4,6	0.29	04/19/47	5,008	4,174,789
First Republic Mortgage Bank Mortgage Pass-Through Certificates
Series 2000-FRB1, Class B3 5,6 (Acquired 08/30/01, Cost $83,286, 0.0%)	0.65	06/25/30	87	55,134
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class M1	5.42	01/25/35	1,517	1,205,644
GSAMP Trust
Series 2006-HE5, Class A2C 4,6	0.31	08/25/36	4,956	4,185,682
Series 2006-HE8, Class A2C 4,6	0.33	01/25/37	6,277	4,999,994
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25	07/25/35	992	1,024,618
Indymac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1 4,6	0.36	11/25/36	6,155	5,422,888
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 4,6	0.25	01/25/37	1,033	539,954
Series 2006-HE2, Class A3 4,6	0.32	08/25/36	10,013	5,171,665
Series 2006-HE3, Class A4 4,6	0.38	01/25/37	797	433,714
JP Morgan Mortgage Acquisition Corp.
Series 2006-WMC1, Class A4 4,6	0.34	03/25/36	2,572	2,209,547
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 5,6 (Acquired 10/29/04, Cost $201,579, 0.0%)	2.11	10/25/33	236	81,618
Series 2003-A2, Class B4 5,6 (Acquired 10/29/04, Cost $150,484, 0.0%)	2.38	11/25/33	175	68,275
Master Asset Backed Securities Trust
Series 2006-NC2, Class A4 4,6	0.30	08/25/36	1,774	944,746
Series 2006-NC3, Class A4 4,6	0.31	10/25/36	2,959	1,878,913
Series 2006-HE5, Class A3 4,6	0.31	11/25/36	5,719	3,848,674
Series 2006-NC3, Class A5 4,6	0.36	10/25/36	4,561	2,914,696
Series 2006-HE5, Class A4 4,6	0.37	11/25/36	1,930	1,310,469
Series 2006-NC2, Class A5 4,6	0.39	08/25/36	659	356,644
Series 2005-NC2, Class A4 4,6	0.50	11/25/35	7,421	4,805,055
Series 2006-NC3, Class A3 4,6	0.25	10/25/36	2,770	1,742,859
Mid-State Capital Corp.
Series 2004-1, Class B	8.90	08/15/37	373	415,514

Mid-State Trust X
Series 10, Class B 5 (Acquired 01/05/04, Cost $1,679,443, 0.5%)	7.54	02/15/36	1,765	1,896,267
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV4 4,6	0.43	09/25/36	6,395	5,647,987
Nomura Resecuritization Trust
Series 2014-1R, Class 2A6 2,3,8	0.00	02/26/37	23	7
Series 2014-1R, Class 2A11 2,3,6	0.29	02/26/37	15,156	7,635,593
Series 2013-1R, Class 3A12 2,3,6	0.32	10/26/36	10,226	7,703,890
Oakwood Mortgage Investors, Inc.
Series 2001-D, Class A4	6.93	09/15/31	1,202	1,115,000
Series 2001-E, Class A4	6.81	12/15/31	9,140	9,167,703
RAAC Series
Series 2005-SP1, Class M3 5 (Acquired 08/02/07, Cost $45,282, 0.0%)	5.48	09/25/34	117	1
RALI Trust
Series 2006-QO7, Class 2A1 1,6	0.97	09/25/46	12,772	9,046,103
Series 2006-QO1, Class 2A1 4,6	0.42	02/25/46	4,625	2,679,910
Series 2006-QS14, Class A30 6,7	79.24	11/25/36	213	621,962
Series 2007-QS6, Class A2 6,7	54.30	04/25/37	335	761,897
RBSSP Resecuritization Trust
Series 2010-1, Class 3A2 2,3,6	5.22	08/26/35	2,607	2,574,066
RESI Finance LP
Series 2004-B, Class B5 2,3,6	1.70	02/10/36	932	625,300
Residential Funding Mortgage Securities
Series 2004-S1, Class B1 5 (Acquired 02/26/04, Cost $, 0.0%)	5.25	02/25/34	179	90,187
Series 2004-S1, Class B2 5 (Acquired 02/26/04, Cost $0, 0.0%)	5.25	02/25/34	96	8,327
Series 2003-S7, Class B2 5 (Acquired 05/19/03, Cost $0, 0.0%)	5.50	05/25/33	139	6,319
Resix Finance Limited Credit-Linked Notes
Series 2004-C, Class B7 2,3,5,6 (Acquired 09/23/04, Cost $802.628, 0.1%)	3.65	09/10/36	803	388,955
Series 2004-B, Class B8 2,3,5,6 (Acquired 05/21/04, Cost $213,365, 0.0%)	4.90	02/10/36	213	85,730
Series 2003-D, Class B7 2,3,5,6 (Acquired 11/19/03, Cost $444.669, 0.1%)	5.90	12/10/35	445	220,174
Series 2003-CB1, Class B8 2,3,5,6 (Acquired 12/22/04, Cost $1,046,027, 0.1%)	6.90	06/10/35	1,179	457,801
Series 2004-B, Class B9 2,3,5,6 (Acquired 05/21/04, Cost $326,843, 0.0%)	8.40	02/10/36	327	124,332
Series 2004-A, Class B10 2,3,5,6 (Acquired 03/09/04, Cost $341,014, 0.0%)	11.65	02/10/36	341	61,418
Saxon Asset Securities Trust
Series 2006-2, Class A3C 4,6	0.30	09/25/36	2,548	2,379,789
Securitized Asset Backed Receivables LLC
Series 2007-BR3, Class A2A 4,6	0.22	04/25/37	5,936	3,973,337
Series 2007-NC1, Class A2B 4,6	0.30	12/25/36	6,420	3,660,442
Series 2007-BR2, Class A2 4,6	0.38	02/25/37	4,132	2,459,428
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B 6	1.45	03/25/37	5,298	4,843,403
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR12, Class 1A2 6	2.36	10/25/36	2,427	2,233,431
Series 2007-HY5, Class 3A1 6	4.61	05/25/37	1,686	1,610,963
Series 2003-S1, Class B4 2,3,5,9 (Acquired 10/25/07, Cost $16,475, 0.0%)	5.50	04/25/33	111	11,754
Series 2007-5, Class A11 6,7	38.55	06/25/37	115	226,797
Series 2005-6, Class 2A3 6,7	49.45	08/25/35	165	294,521
Wells Fargo Mortgage Backed Securities Trust
Series 2004-6, Class B4 5 (Acquired 04/13/05, Cost $530,635, 0.0%)	5.50	06/25/34	649	55,995
Series 2007-8, Class 1A22	6.00	07/25/37	536	534,486
Series 2007-8, Class 2A2	6.00	07/25/37	1,121	1,110,129
Series 2007-13, Class A7	6.00	09/25/37	427	424,277
Series 2005-18, Class 2A10 6,7	22.17	01/25/36	261	329,877
Total Non-Agency Mortgage-Backed Securities				182,664,810
Total RESIDENTIAL MORTGAGE RELATED HOLDINGS (Cost $171,345,184)				182,664,810

COMMERCIAL MORTGAGE RELATED HOLDINGS – 61.2%
Commercial Mortgage-Backed Securities – 59.3%
A10 Securitization LLC
Series 2014-1, Class B 2,3	3.87	04/15/33	2,112	2,117,753
Series 2014-1, Class C 2,3	4.57	04/15/33	1,171	1,183,004
Series 2014-1, Class D 2,3	5.08	04/15/33	328	332,258
Series 2013-2, Class B 2,3	4.38	11/15/27	2,927	2,981,501
Series 2013-2, Class C 2,3	5.12	11/15/27	2,000	2,050,758
Series 2013-2, Class D 2,3	6.23	11/15/27	501	522,094
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ	5.42	10/10/45	13,150	13,582,832
Series 2007-3, Class AJ 1	5.79	06/10/49	14,670	15,155,342
Series 2007-2, Class A4 1	5.78	04/10/49	4,850	5,286,258
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class H 2,3,5 (Acquired 03/08/06, Cost $1,699,150, 0.1%)	5.60	03/11/39	1,729	278,710
Series 2007-PW16, Class B 2,3,5 (Acquired 09/22/10-03/03/11, Cost $4,222,582, 1.6%)	5.90	06/11/40	6,000	5,862,450
Series 2007-PW16, Class C 2,3,5 (Acquired 09/22/10, Cost $2,901,664, 1.2%)	5.90	06/11/40	5,000	4,513,000
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 2,3,9	6.75	06/20/31	344	354,365
Commercial Mortgage Trust
Series 2007-C9, Class AJFL 1,2,3,6	0.84	12/10/49	9,277	8,823,011
Series 2007-GG7, Class AJ 1	6.01	07/10/38	3,830	3,984,456
Series 2007-GG11, Class AJ 1	6.26	12/10/49	10,330	10,804,044
Series 2007-GG11, Class B	6.35	12/10/49	3,568	3,185,515
Series 2007-GG11, Class C	6.35	12/10/49	8,400	6,557,040
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL 1,6	0.38	01/15/49	7,000	6,663,160
Series 2006-C1, Class K 2,3,5 (Acquired 03/07/06, Cost $6,983,131, 0.3%)	5.64	02/15/39	7,073	958,377
Series 2007-C2, Class A3 1	5.54	01/15/49	6,024	6,538,179
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C2, Class AMFX 1	4.88	04/15/37	10,800	10,896,865
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B 5 (Acquired 12/07/10, Cost $1,663,252, 0.5%)	4.97	12/10/41	1,750	1,783,681
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G 2,3,5 (Acquired 09/24/03, Cost $423,273, 0.1%)	5.48	10/15/37	424	423,371
Series 2007-CB20, Class AM	6.08	02/12/51	1,180	1,318,190
Series 2009-IWST, Class D 1,2,3,5 (Acquired 06/28/07, Cost $7,735,117, 2.3%)	7.69	12/05/27	7,000	8,519,833
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ 1	5.48	02/15/40	7,460	7,740,571
Series 2007-C1, Class C 5 (Acquired 02/10/11, Cost $2,952,005, 0.9%)	5.53	02/15/40	3,260	3,256,440
Series 2007-C1, Class D	5.56	02/15/40	3,600	3,533,522
Series 2007-C7, Class AJ	6.46	09/15/45	10,000	10,533,520
LNR CDO V Ltd.
Series 2007-1A, Class F 2,3,5,6 (Acquired 02/27/07, Cost $3,750,000, 0.0%)	1.60	12/26/49	3,750	—
Morgan Stanley Capital I Trust
Series 2004-HQ4, Class G 2,3,5 (Acquired 03/01/06, Cost $997,573, 0.3%)	5.80	04/14/40	1,000	1,000,043
Series 2006-IQ11, Class J 2,3,5 (Acquired 05/24/06, Cost $47,256, 0.0%)	5.53	10/15/42	184	4,048
Series 2007-HQ13, Class A3 1	5.57	12/15/44	6,108	6,544,526
Series 2007-T25, Class AJ 1	5.57	11/12/49	12,500	12,813,500
Series 2007-T27, Class AJ 1	5.83	06/11/42	3,757	4,058,308
Series 2007-IQ14, Class A4 1	5.69	04/15/49	6,690	7,308,731
Morgan Stanley Dean Witter Capital I Trust
Series 2003-TOP9, Class F 2,3,5 (Acquired 07/8/10, Cost $2,833,166, 0.8%)	5.81	11/13/36	2,877	2,877,392
Series 2003-TOP9, Class G 2,3,5 (Acquired 07/08/10, Cost $4,490,261, 1.2%)	6.08	11/13/36	4,577	4,578,332
Vornado DP LLC Trust
Series 2010-VNO, Class D 2,3,5 (Acquired 08/08/10, Cost $919,670, 0.3%)	6.36	09/13/28	920	1,067,258

Wachovia Bank Commercial Mortgage Trust
Series 2007-WHL8, Class C 2,3,6	0.40	06/15/20	7,341	7,155,060
Series 2007-C31, Class L 2,3,5 (Acquired 05/11/07, Cost $0, 0.0%)	5.13	04/15/47	1,788	358
Series 2005-C20, Class F 2,3,5 (Acquired 10/15/10, Cost $2,797,856, 1.0%)	5.43	07/15/42	4,000	3,838,332
Series 2007-C30, Class AJ 1	5.41	12/15/43	6,500	6,696,670
Series 2005-C16, Class H 2,3,5 (Acquired 01/19/05, Cost $6,010,612, 1.6%)	5.71	10/15/41	6,000	6,041,028
Series 2007-C33, Class AJ 1	6.14	02/15/51	10,000	10,500,740
Total Commercial Mortgage-Backed Securities				224,224,426
Mezzanine Loan – 1.9%
BOCA Mezzanine	8.17	08/15/15	7,107	7,124,569
Total COMMERCIAL MORTGAGE RELATED HOLDINGS (Cost $220,361,794)				231,348,995
INTEREST-ONLY SECURITIES – 4.9%
Commercial Mortgage Trust
Series 2001-J2A, Class EIO 2,3,6,10	4.09	07/16/34	10,000	754,070
Federal National Mortgage Association
Series 2012-125, Class MI 10	3.50	11/25/42	4,523	841,036
Series 2013-32, Class IG 10	3.50	04/25/33	7,678	1,357,589
Series 2011-46, Class BI 10	4.50	04/25/37	5,186	576,024
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 2,3,6,10	1.16	05/10/36	2,189	41,256
Government National Mortgage Association
Series 2005-76, Class IO 1,6,10	0.52	09/16/45	23,859	681,931
Series 2012-100, Class IO 1,6,10	0.83	08/16/52	33,202	2,165,730
Series 2012-70, Class IO 1,6,10	0.97	08/16/52	45,786	2,896,483
Series 2012-95, Class IO 1,6,10	0.98	02/16/53	11,058	859,795
Series 2012-78, Class IO 1,6,10	1.05	06/16/52	35,235	2,455,803
Series 2013-40, Class IO 1,6,10	1.08	06/16/54	19,551	1,334,556
Series 2012-132, Class IO 1,6,10	1.13	06/16/54	23,662	1,630,293
Series 2012-89, Class IO 1,6,10	1.28	12/16/53	35,978	2,271,087
Series 2010-132, Class IO 1,6,10	1.12	11/16/52	12,336	748,417
Vendee Mortgage Trust
Series 1997-2, Class IO 6,10	0.03	06/15/27	12,373	6,941
Wachovia Commercial Mortgage Pass-Through Certificates
Series 2002-C2, Class IO1 2,3,6,10	1.78	11/15/34	2,250	3,127
Total INTEREST-ONLY SECURITIES (Cost $19,029,070)				18,624,138
CORPORATE BONDS – 13.5%
Automotive – 0.5%
American Axle & Manufacturing, Inc. 1	6.63	10/15/22	300	322,500
American Axle & Manufacturing, Inc. 1	7.75	11/15/19	350	398,125
Chrysler Group LLC 1	8.25	06/15/21	750	838,125
Jaguar Land Rover Automotive PLC 1,2,3,11	8.13	05/15/21	400	445,000
Total Automotive				2,003,750
Basic Industry – 1.8%
Alpha Natural Resources, Inc. 1	6.25	06/01/21	775	530,875
Arch Coal, Inc. 1	7.25	06/15/21	925	612,812
Associated Materials LLC 1	9.13	11/01/17	500	501,250
Cascades, Inc. 1,11	7.88	01/15/20	500	526,250
FMG Resources August 2006 Property Ltd. 1,2,3,11	6.88	04/01/22	525	571,922
Hexion US Finance Corp. 1	9.00	11/15/20	600	607,500
Ineos Finance PLC 1,2,3,11	7.50	05/01/20	425	459,000
Masonite International Corp. 1,2,3,11	8.25	04/15/21	600	651,000
Steel Dynamics, Inc. 1	7.63	03/15/20	300	317,250
Tembec Industries, Inc. 1,11	11.25	12/15/18	500	533,125
Trinseo Materials Operating SCA 1,11	8.75	02/01/19	517	554,482
United States Steel Corp. 1	7.00	02/01/18	325	356,688
Xerium Technologies, Inc. 1	8.88	06/15/18	525	556,500
Total Basic Industry				6,778,654
Capital Goods – 0.7%
AAR Corp. 1	7.25	01/15/22	500	545,000
Crown Cork & Seal Company, Inc. 1	7.38	12/15/26	350	390,250
Mueller Water Products, Inc. 1	8.75	09/01/20	281	306,992
Reynolds Group Issuer, Inc. 1	7.88	08/15/19	750	811,875
Terex Corp. 1	6.50	04/01/20	600	642,000
Total Capital Goods				2,696,117
Consumer Cyclical – 0.6%
ACCO Brands Corp. 1	6.75	04/30/20	600	636,000
Levi Strauss & Co. 1	7.63	05/15/20	600	640,500
Limited Brands, Inc. 1	7.60	07/15/37	500	553,750
Roundy's Supermarkets, Inc. 1,2,3	10.25	12/15/20	500	483,750

Total Consumer Cyclical				2,314,000
Consumer Non-Cyclical – 0.4%
Bumble Bee Holdings, Inc. 1,2,3	9.00	12/15/17	558	591,480
Jarden Corp. 1	7.50	05/01/17	300	334,875
Post Holdings, Inc. 1	7.38	02/15/22	500	525,000
Total Consumer Non-Cyclical				1,451,355
Energy – 2.5%
Atlas Pipeline Partners LP 1	5.88	08/01/23	600	609,000
Basic Energy Services, Inc. 1	7.75	02/15/19	550	580,250
BreitBurn Energy Partners LP 1	7.88	04/15/22	675	715,500
Calfrac Holdings LP 1,2,3	7.50	12/01/20	600	637,500
CGG SA 1,11	6.50	06/01/21	550	508,750
Crestwood Midstream Partners LP 1	6.00	12/15/20	600	622,500
EV Energy Partners LP 1	8.00	04/15/19	800	828,000
Ferrellgas Partners LP 1	8.63	06/15/20	500	528,750
Global Partners LP 2,3	6.25	07/15/22	400	402,000
Hilcorp Energy I LP 1,2,3	8.00	02/15/20	600	633,000
Key Energy Services, Inc. 1	6.75	03/01/21	600	609,000
Linn Energy LLC 1	7.75	02/01/21	300	319,500
Linn Energy LLC 1	8.63	04/15/20	300	320,250
Precision Drilling Corp. 1,11	6.63	11/15/20	300	318,000
RKI Exploration & Production LLC 1,2,3	8.50	08/01/21	350	376,250
Trinidad Drilling Ltd. 1,2,3,11	7.88	01/15/19	600	630,750
W&T Offshore, Inc. 1	8.50	06/15/19	600	642,000
Total Energy				9,281,000
Healthcare – 1.3%
CHS/Community Health Systems, Inc. 1	7.13	07/15/20	700	757,750
Fresenius Medical Care U.S. Finance II, Inc. 1,2,3	5.88	01/31/22	300	330,000
HCA, Inc. 1	5.88	05/01/23	150	159,750
HCA, Inc. 1	8.00	10/01/18	600	702,000
Jaguar Holding Company II 1,2,3	9.50	12/01/19	600	652,500
Kindred Healthcare, Inc. 1,2,3	6.38	04/15/22	700	707,000
Polymer Group, Inc. 1	7.75	02/01/19	450	474,188
Service Corporation International 1	6.75	04/01/16	400	426,000
Service Corporation International 1	8.00	11/15/21	450	531,000
Total Healthcare				4,740,188
Media – 1.1%
Cablevision Systems Corp. 1	5.88	09/15/22	100	101,500
Cablevision Systems Corp. 1	8.63	09/15/17	500	570,000
CCO Holdings LLC 1	5.75	01/15/24	250	255,625
CCO Holdings LLC 1	6.63	01/31/22	300	322,110
Clear Channel Worldwide Holdings, Inc. 1	7.63	03/15/20	750	802,500
Gannett Company, Inc. 1,2,3	6.38	10/15/23	500	531,250
Lamar Media Corp. 1,2,3	5.38	01/15/24	550	566,500
Mediacom Broadband LLC 1	6.38	04/01/23	550	569,938
National CineMedia LLC 1	6.00	04/15/22	525	546,000
Total Media				4,265,423
Services – 2.9%
Avis Budget Car Rental LLC 1	5.50	04/01/23	550	562,375
Boyd Gaming Corp. 1	9.00	07/01/20	600	645,000
Casella Waste Systems, Inc. 1	7.75	02/15/19	550	566,500
Cedar Fair LP 1	5.25	03/15/21	200	203,000
Chester Downs & Marina LLC 1,2,3	9.25	02/01/20	825	792,000
H&E Equipment Services, Inc. 1	7.00	09/01/22	600	655,500
Iron Mountain, Inc. 1	6.00	08/15/23	250	266,875
Iron Mountain, Inc. 1	8.38	08/15/21	500	521,250
Isle of Capri Casinos, Inc. 1	7.75	03/15/19	600	634,500
Jurassic Holdings III, Inc. 1,2,3	6.88	02/15/21	100	102,250
MGM Resorts International 1	7.63	01/15/17	350	388,500
MGM Resorts International 1	7.75	03/15/22	125	146,250
MGM Resorts International 1	8.63	02/01/19	275	323,813
MTR Gaming Group, Inc. 1	11.50	08/01/19	621	693,914
Palace Entertainment Holdings LLC 1,2,3	8.88	04/15/17	525	546,000
PulteGroup, Inc. 1	6.38	05/15/33	550	550,000
Scientific Games Corp. 1	8.13	09/15/18	450	442,125
Standard Pacific Corp. 1	8.38	05/15/18	300	348,000
Standard Pacific Corp. 1	8.38	01/15/21	450	528,750
The ADT Corp. 1	6.25	10/15/21	525	555,187
The Hertz Corp. 1	6.25	10/15/22	600	625,500
The Hertz Corp. 1	7.50	10/15/18	300	313,125
United Rentals North America, Inc. 1	7.63	04/15/22	450	505,125
Total Services				10,915,539

Technology & Electronics – 0.3%
First Data Corp. 1,2,3	7.38	06/15/19	750	800,625
ION Geophysical Corp. 1	8.13	05/15/18	300	296,625
Total Technology & Electronics				1,097,250
Telecommunications – 1.4%
Altice SA 2,3,11	7.75	05/15/22	200	212,500
CenturyLink, Inc. 1	7.65	03/15/42	300	303,000
Cincinnati Bell, Inc. 1	8.38	10/15/20	414	449,190
Cincinnati Bell, Inc. 1	8.75	03/15/18	132	138,237
Fairpoint Communications, Inc. 1,2,3	8.75	08/15/19	600	640,500
Frontier Communications Corp. 1	7.13	03/15/19	600	666,000
Intelsat Jackson Holdings SA 1,11	5.50	08/01/23	600	597,750
Level 3 Financing, Inc. 1	8.63	07/15/20	525	581,437
Qwest Capital Funding, Inc. 1	6.88	07/15/28	350	357,000
T-Mobile USA, Inc. 1	6.63	04/01/23	550	578,875
Wind Acquisition Finance SA 2,3,11	7.38	04/23/21	250	263,750
Windstream Corp. 1	7.50	06/01/22	525	570,938
Total Telecommunications				5,359,177
Total CORPORATE BONDS (Cost $49,442,843)				50,902,453
			Shares	Value
PREFERRED STOCKS – 2.4%
Finance & Investment – 2.4%
Ally Financial, Inc., 7.00% 2,3			5,000	5,027,030
Public Storage, 6.00% 12			160,000	4,040,000
Total Finance & Investment				9,067,030
Total PREFERRED STOCKS (Cost $9,031,250)				9,067,030
Total Investments – 140.5% (Cost $505,939,648)				531,116,249
Liabilities in Excess of Other Assets – (40.5)%				(153,070,119)
TOTAL NET ASSETS – 100.0%				$378,046,130

The following notes should be read in conjunction with the accompanying Schedule of Investments.

TBA — To Be Announced.

1 —	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
2 —
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2014, the total value of all such securities was $118,364,389 or 31.3% of net assets.

3 —	Private Placement.
4 —	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
5 —
Restricted Illiquid Securities - Securities that the Adviser has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.  The values in the parenthesis represent the acquisition date, cost and the percentage of net assets, respectively.  As of August 31, 2014, the total value of all such securities was $53,037,061 or 14.0% of net assets.

6 —	Variable rate security – Interest rate shown is the rate in effect as of August 31, 2014.
7 —	Security is an inverse floating rate bond.
8 —	Zero-Coupon Note - Interest rate represents current yield to maturity.
9 —
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2014,  the total value of all such securities was $366,119 or 0.0% of net assets.

10 —	Interest rate is based on the notional amount of the underlying mortgage pools.
11 —	Foreign security or a U.S. security of a foreign company.
12 —	Non-income producing security.

Notes to Financial Statements (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of
August 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$15,749,491	$4,230,900	$19,980,391
Asset-Backed Securities	-	310,689	18,217,743	18,528,432
Residential Mortgage Related Holdings	-	2,379,789	180,285,021	182,664,810
Commercial Mortgage Related Holdings	-	2,572,852	228,776,143	231,348,995
Interest-Only Securities	-	-	18,624,138	18,624,138
Corporate Bonds	-	50,902,453	-	50,902,453
Preferred Stocks	9,067,030	-	-	9,067,030
Total	$9,067,030	$71,915,274	$450,133,945	$531,116,249

The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of August 31, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements*
Assets	Fair Value as of August 31, 2014	Valuation Methodology	Significant Unobservable Input	Price
Residential Mortgage Related Holdings	$11,754	Discounted Cash Flow	Constant Prepayment Rate	$10.56
Commercial Mortgage Related Holdings	354,365	Market Comparable Company	Implied Spread to Index	103.16
Total	$366,119

* The table above does not include level 3 securities that are valued by brokers and pricing services. At August 31, 2014, the value of these securities was approximately $449,767,826. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in the Valuation of Investments Note. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	U.S. Government & Agency Obligations	Asset- Backed Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Interest-Only Securities	Total
Balance as of November 30, 2013	$6,139	$2,673,331	$126,680,108	$253,310,599	$18,000,567	$400,670,744
Accrued Discounts (Premiums)	45	-	1,187,286	5,119,982	(1,196,907)	5,110,406
Realized Gain (Loss)	34,310	96,212	12,306,623	(1,114,505)	15,570,377	26,893,017
Change in Unrealized Appreciation (Depreciation)	205,821	(6,069)	6,329,148	7,960,856	(493,540)	13,996,216
Purchases at cost	4,205,000	3,000,000	80,949,047	8,074,792	2,617,553	98,846,392
Sales proceeds	(220,415)	(3,881,546)	(47,099,183)	(42,002,729)	(16,449,936)	(109,653,809)
Transfers into Level 3	-	16,335,815	2,311,781	-	576,024	19,223,620	(a)
Transfers out of Level 3	-	-	(2,379,789)	(2,572,852)	-	(4,952,641	)(a)
Balance as of August 31, 2014	$4,230,900	$18,217,743	$180,285,021	$228,776,143	$18,624,138	$450,133,945
Change in unrealized gains or losses relating to assets still held at reporting date	$25,900	$14,547	$8,364,606	$5,532,365	$(493,540)	$13,443,878

(a) Transfers into and out of Level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or an increase in available market inputs to determine price.

For the period ended August 31, 2014, there was no security transfer activity between Level 1 and Level 2 for the Fund.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at August 31, 2014 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$505,939,648	$42,965,767	$(17,789,166)	$25,176,601

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At August 31, 2014, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$700,000	Credit Suisse, 0.37%, dated 08/05/14, maturity 11/05/14	$700,662
8,365,000	Goldman Sachs, 0.40%, dated 08/07/14, maturity 11/05/14	8,373,365
6,104,000	JP Morgan Chase, 0.34%, dated 07/08/14, maturity 10/06/14	6,109,188
5,678,000	JP Morgan Chase, 1.01%, dated 08/06/14, maturity 09/05/14	5,682,772
2,597,000	JP Morgan Chase, 1.01%, dated 08/26/14, maturity 09/25/14	2,599,175

969,000	JP Morgan Chase, 1.03%, dated 07/16/14, maturity 10/14/14	971,504
2,547,000	JP Morgan Chase, 1.13%, dated 07/16/14, maturity 10/14/14	2,554,218
1,911,000	JP Morgan Chase, 1.13%, dated 07/23/14, maturity 10/21/14	1,916,411
11,909,000	JP Morgan Chase, 1.18%, dated 07/16/14, maturity 10/14/14	11,944,239
6,706,000	JP Morgan Chase, 1.59%, dated 07/29/14, maturity 10/27/14	6,732,608
4,101,000	RBC Capital Markets, 0.93%, dated 07/01/14, maturity 01/02/15	4,120,532
477,000	RBC Capital Markets, 0.93%, dated 07/14/14, maturity 01/02/15	479,112
4,820,000	RBC Capital Markets, 0.93%, dated 07/16/14, maturity 10/16/14	4,831,488
1,166,000	RBC Capital Markets, 0.93%, dated 04/01/14, maturity 09/11/14	1,170,926
30,786,000	RBC Capital Markets, 0.95%, dated 04/01/14, maturity 10/01/14	30,935,281
1,041,000	RBC Capital Markets, 0.95%, dated 05/08/14, maturity 10/01/14	1,045,027
221,000	RBC Capital Markets, 0.95%, dated 05/09/14, maturity 10/01/14	221,849
491,000	RBC Capital Markets, 0.95%, dated 06/05/14, maturity 10/01/14	492,535
393,000	RBC Capital Markets, 0.95%, dated 07/23/14, maturity 10/01/14	393,729
110,000	RBC Capital Markets, 0.95%, dated 08/08/14, maturity 10/01/14	110,157
1,222,000	RBC Capital Markets, 0.96%, dated 03/11/14, maturity 09/11/14	1,227,976
470,000	RBC Capital Markets, 0.96%, dated 05/05/14, maturity 09/11/14	471,611
5,911,000	RBC Capital Markets, 0.98%, dated 07/16/14, maturity 10/16/14	5,925,843
2,809,000	RBC Capital Markets, 1.53%, dated 07/02/14, maturity 10/02/14	2,819,988
15,936,000	RBC Capital Markets, 1.53%, dated 07/16/14, maturity 10/16/14	15,998,416
4,956,000	RBC Capital Markets, 1.57%, dated 06/12/14, maturity 12/12/14	4,995,588
2,578,000	RBC Capital Markets, 1.58%, dated 07/02/14, maturity 10/02/14	2,588,414
32,510,000	RBC Capital Markets, 1.62%, dated 06/12/14, maturity 12/12/14	32,777,951
3,262,000	RBC Capital Markets, 1.68%, dated 08/26/14, maturity 02/26/15	3,289,993
1,633,000	Wells Fargo Advisors, 1.66%, dated 08/28/14, maturity 09/29/14	1,635,404
$162,379,000	Maturity Amount, Including Interest Payable	$163,115,962
	Market Value of Assets Pledged as Collateral for the Reverse Repurchase Agreements	$203,135,633
	Weighted Average Interest Rate	1.20%

The average daily balance of reverse repurchase agreements outstanding for the Fund during the period ended August 31, 2014, was approximately $161,664,796 at a weighted average interest rate of 1.27%.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $177,193,770, which was 32.11% of total assets of the Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.  As of August 31, 2014, there were no futures contracts outstanding.

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, the Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

TBA transactions outstanding at August 31, 2014 were as follows:

Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal Home Loan Mortgage Corporation	4.00%	$ 4,000,000	$ 4,209,444

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Total Return Fund Inc.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: October 30, 2014

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: October 30, 2014

By (Signature and Title)                  /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: October 30, 2014